Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Schedule of Subsequent Events
The following table presents certain information about the properties that the Company acquired from January 1, 2013 to February 28, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price (1)
Total Portfolio – December 31, 2012	507	13,009,361	$1,529,811
Acquisitions	26	808,268	151,232
Total portfolio – February 28, 2013	533	13,817,629	$1,681,043
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(1)	Contract purchase price, excluding acquisition and transaction related costs.